Income taxes - Narrative (Details) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Taxes [Abstract]
Income tax benefit / (expense)	SFr (20.7)	SFr 6.4	SFr (33.5)	SFr (0.8)
Effective tax rate	16.50%	13.50%	13.90%	5.10%